Organization and Nature of Business (FY)	12 Months Ended
Dec. 31, 2020
Organization and Nature of Business [Abstract]
Organization and Nature of Business
1.	Organization and Nature of Business

BTRS Holdings Inc., formerly known as Factor Systems, Inc., (“Legacy Billtrust”) utilizing the trade name Billtrust (the “Company” or “Billtrust”), was incorporated on September 4, 2001 in the State of Delaware and maintains its headquarters in Lawrenceville, New Jersey, with additional offices or print facilities in Colorado, Illinois and California. See the section below regarding the business combination and name change of the Company.

The Company provides a comprehensive suite of order to cash software as a service (“SaaS”) solutions with integrated payments, including credit and collections, invoice presentment and cash application services to its customers primarily based in North America, but with global operations. In addition, Billtrust founded the business payments network (“BPN”) in partnership with VISA which combines remittance data with B2B payments and facilitates straight-through processing. Billtrust serves businesses across both business-to-business and business-to-consumer segments. The Company offers the following platforms and solutions to its customers, in addition to professional services related to each:

(i)	Credit Management modules include credit scoring and management as well as automated credit applications.
(ii)
Order/E-commerce module provides B2B wholesale distributors with robust e-commerce capabilities. Billtrust’s offering delivers an optimized and personalized configuration, ordering and payment experience.

(iii)
Invoicing presentment module enables its customers to optimize invoice delivery across all distribution channels. Billtrust’s module ingests invoice data from myriad ERP systems and presents invoices in ways that reflect customer needs and preferences. The solution includes customer-branded electronic invoice presentment portals, electronic invoices, email billing, automated entry into AP portals via direct integration and leveraging robotic process automation (“RPA”), and highly efficient print and physical delivery ensuring rapid and cost efficient presentment and delivery.

(iv)
Payments capabilities enable customers to facilitate payments at every possible touchpoint across its solution set. Various payment types, including ACH, credit, wire, check and cash can be accepted and automatically captured and enriched with relevant remittance data across the platform and via our BPN.

(v)
Cash Application - enables application of cash from invoices via line item reconciliation within accounting and ERP systems. Billtrust’s automated offering consumes payment and remittance data across inbound channels including lockboxes, mail, email, portal posting, hosted payment page intake and via direct and manual feeds.

(vi)
Collections - integrated accounts receivable collections workflow management system for customers and employees that enables customers to shift to a strategic customer touchpoint-centric operation, preventing payment delays and driving positive customer experiences. It supports management of disputes and deductions when discrepancies in services invoiced and services delivered occur between businesses. The solution delivers process efficiency and increases financial recoveries by automating workflows and providing clear visibility across relevant data points and actions taken.

Business Combination Agreement

On October 18, 2020, as amended December 13, 2020, South Mountain Merger Corp., a Delaware corporation (“South Mountain”), BT Merger Sub I, Inc., a Delaware corporation and a direct, wholly owned subsidiary of South Mountain (“First Merger Sub”), BT Merger Sub II, LLC, a Delaware limited liability company and a direct, wholly owned subsidiary of South Mountain (“Second Merger Sub”) and the Company (“Billtrust”), entered into a Business Combination Agreement (the “BCA”), pursuant to which (i) First Merger Sub will be merged with and into Billtrust (the “First Merger”), with Billtrust surviving the First Merger as a wholly owned subsidiary of South Mountain (the “Surviving Corporation”) and (ii) as soon as reasonably practical after consummation of the First Merger, but no later than ten (10) days following consummation of the First Merger, the Surviving Corporation will be merged with and into Second Merger Sub (the “Second Merger” and together with the First Merger, the “Mergers”), with Second Merger Sub surviving the Second Merger as a wholly owned subsidiary of South Mountain (such Mergers, collectively with the other transactions described in the BCA, the “Business Combination”).

In connection with the execution of the BCA, on October 18, 2020, South Mountain entered into separate subscription agreements (the “Subscription Agreements”) with a number of investors (the “PIPE Investors”), pursuant to which the PIPE Investors have agreed to purchase, and South Mountain has agreed to sell to the PIPE Investors, an aggregate of 20,000,000 shares of South Mountain Class A Common Stock, for a purchase price of $10.00 per share and at an aggregate purchase price of $200 million, in a private placement (the “PIPE Financing”).

As noted in Note 15, the Business Combination and PIPE Financing closed on January 12, 2021 (the “Closing”). The Business Combination will be accounted for as a reverse recapitalization in accordance with accounting principles generally accepted in the United States. Under this method of accounting, South Mountain will be treated as the “acquired” company for financial reporting purposes. For accounting purposes, Billtrust will be deemed to be the accounting acquirer in the transaction and, consequently, the transaction will be treated as a recapitalization of Billtrust (i.e., a capital transaction involving the issuance of stock by South Mountain for the stock of Billtrust). Accordingly, the assets, liabilities and results of operations of Billtrust will become the historical financial statements of “New Billtrust”, which was renamed BTRS Holdings Inc. on January 12, 2021, and South Mountain’s assets, liabilities and results of operations will be consolidated with Billtrust beginning on the acquisition date.

Retroactive Adjustments Related to Reverse Recapitalization

On May 14, 2021, the Company filed its Quarterly Report on Form 10-Q with the U.S. Securities and Exchange Commission (“SEC”) for the three months ended March 31, 2021 and 2020, with such interim financial statements reflecting the reverse recapitalization of Billtrust (as described in the in BCA section above) as if it had occurred as of the beginning of each period presented.

Immediately prior to the Closing, each issued and outstanding share of Legacy Billtrust redeemable convertible preferred stock converted into equal shares of Legacy Billtrust common stock. At Closing, each stockholder of Legacy Billtrust received 7.2282662 shares (the “Exchange Ratio”) of the Company’s Class 1 common stock, for each share of Legacy Billtrust common stock that such stockholder owned, except for one investor who requested to receive shares of Class 2 common stock, which is the same in all respects as Class 1 common stock except it does not have voting rights.

As a result of the requirement to include the audited annual financial statements in the Company’s Form S-1, as well as the fact that the Company’s Form 10-Q filed in May 2021 reflects the retroactive adjustments associated with the merger transaction pursuant to the BCA, in conformity with accounting principles generally accepted in the United States, the Company has retroactively adjusted its annual financial statements and related notes thereto, as of for the years ended December 31, 2020, 2019, and 2018 to reflect the aforementioned reverse recapitalization as follows:

•	Within the Balance Sheets, redeemable convertible preferred stock in mezzanine equity was converted into Class 1 and 2 common stock and classified in permanent equity.
•	The Statements of Redeemable Convertible Preferred Stock and Stockholders’ Deficit were renamed the Statements of Stockholders' Equity.
•	Within the Statements of Stockholders' Equity:
•	Redeemable convertible preferred stock, common stock, share activity, and per share amounts were converted to Class 1 and 2 common stock using the Exchange Ratio.
•
Preferred stock dividends and accretion of preferred stock to redemption value for the years ended December 31, 2020, 2019, and 2018 in the amounts of $8,670, $8,682, and $9,298, respectively, have been reclassified from redeemable convertible preferred stock to accumulated deficit.

•
Within the Statements of Operations and Comprehensive Loss, net loss per share and the weighted average number of shares used to compute net loss per share were adjusted based on the converted number of Class 1 and 2 common shares.

•	Within the Notes to Financial Statements:
•	The exercise price within the Warrants paragraph of Note 2. Significant Accounting Policies and the stock prices in Note 5. Fair Value Measurements have been adjusted using the Exchange Ratio.
•
Note 9. Redeemable Preferred Stock and Stockholders’ Equity that was included in the previously issued financial statements has been removed in its entirety, with the subsequent notes re-numbered accordingly.

•	All stock options and related per share amounts in Note 9. Incentive Compensation Plans have been adjusted using the Exchange Ratio.
•
All per share and share amounts in Note 8. Current and Long-Term Debt and Capital Lease Obligations and Note 14. Loss per Share were adjusted based on (1) the converted number of Class 1 and 2 common shares, and (2) the removal of the preferred stock dividends and accretion to redemption value.

•	Note 15. Subsequent Events was updated to reflect activity through June 21 2021, including updating information with regard to the closing of the BCA.

Except as otherwise noted above, the financial statements and related notes included herein have not been adjusted from the financial statements and related notes included in Amendment No. 1 to the Company’s Current Report on Form 8-K filed by the Company with the SEC on March 24, 2021.